Quarterly Holdings Report
for
Fidelity® Education Income Fund
May 31, 2024
EDI-NPRT3-0724
1.9901560.103
Nonconvertible Bonds - 29.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	2,750,000	2,430,220
4.25% 3/1/27	400,000	390,699
4.3% 2/15/30	250,000	238,290
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	447,948
2.355% 3/15/32	2,000,000	1,623,639
3% 3/22/27	78,000	73,694
		5,204,490
Entertainment - 0.1%
The Walt Disney Co. 1.75% 1/13/26	306,000	289,580
Media - 0.2%
Comcast Corp. 2.35% 1/15/27	500,000	466,485
Warnermedia Holdings, Inc.:
3.755% 3/15/27	1,000,000	948,311
4.054% 3/15/29	6,000	5,525
		1,420,321
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27	19,000	17,988
TOTAL COMMUNICATION SERVICES		6,932,379
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.3%
General Motors Financial Co., Inc.:
1.25% 1/8/26	500,000	467,197
2.35% 2/26/27	3,000,000	2,763,856
Hyundai Capital America 1% 9/17/24 (b)	74,000	72,954
Mercedes-Benz Finance North America LLC 1.45% 3/2/26 (b)	2,500,000	2,341,484
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	1,000,000	939,096
3.95% 6/6/25 (b)	227,000	223,032
4.35% 6/8/27 (b)	200,000	194,164
5.7% 9/12/26 (b)	2,500,000	2,506,460
		9,508,243
Specialty Retail - 0.7%
Lowe's Companies, Inc.:
4.4% 9/8/25	2,275,000	2,246,254
4.8% 4/1/26	261,000	258,814
O'Reilly Automotive, Inc. 5.75% 11/20/26	516,000	521,014
The Home Depot, Inc. 2.875% 4/15/27	2,028,000	1,916,318
		4,942,400
TOTAL CONSUMER DISCRETIONARY		14,450,643
CONSUMER STAPLES - 1.3%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	2,406,000	2,352,662
Personal Care Products - 0.3%
Kenvue, Inc.:
5.05% 3/22/28	1,262,000	1,265,455
5.35% 3/22/26	598,000	599,528
		1,864,983
Tobacco - 0.7%
BAT Capital Corp. 4.7% 4/2/27	801,000	787,087
BAT International Finance PLC 1.668% 3/25/26	2,750,000	2,568,100
Philip Morris International, Inc. 4.75% 2/12/27	1,503,000	1,489,160
		4,844,347
TOTAL CONSUMER STAPLES		9,061,992
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	15,000	13,862
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	302,444
Enbridge, Inc.:
5.25% 4/5/27	848,000	846,179
5.3% 4/5/29	708,000	706,656
5.9% 11/15/26	720,000	727,776
Exxon Mobil Corp. 2.992% 3/19/25	210,000	206,145
MPLX LP:
1.75% 3/1/26	2,000,000	1,872,555
4% 3/15/28	760,000	725,279
		5,387,034
TOTAL ENERGY		5,400,896
FINANCIALS - 20.1%
Banks - 12.8%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	470,251
1.734% 7/22/27 (c)	500,000	461,723
2.456% 10/22/25 (c)	500,000	493,530
2.551% 2/4/28 (c)	850,000	790,270
2.651% 3/11/32 (c)	2,750,000	2,311,245
4.827% 7/22/26 (c)	2,500,000	2,475,279
4.948% 7/22/28 (c)	3,750,000	3,706,955
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	444,198
Barclays PLC:
2.279% 11/24/27 (c)	1,300,000	1,198,394
2.852% 5/7/26 (c)	750,000	729,969
5.304% 8/9/26 (c)	2,500,000	2,485,147
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	699,402
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,097,466
3.945% 8/4/25	495,000	486,400
Citigroup, Inc.:
1.122% 1/28/27 (c)	3,000,000	2,790,448
3.07% 2/24/28 (c)	3,000,000	2,822,588
3.106% 4/8/26 (c)	1,100,000	1,075,804
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(c)	3,050,000	2,791,559
DNB Bank ASA:
0.856% 9/30/25 (b)(c)	2,500,000	2,459,478
1.605% 3/30/28 (b)(c)	2,250,000	2,020,681
HSBC Holdings PLC:
5.21% 8/11/28 (c)	2,827,000	2,800,772
5.597% 5/17/28 (c)	2,100,000	2,105,940
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	447,384
4.443% 8/4/28 (c)	2,261,000	2,187,872
Huntington National Bank 5.699% 11/18/25 (c)	1,490,000	1,486,801
ING Groep NV 5.335% 3/19/30 (c)	1,031,000	1,022,781
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	63,000	63,000
1.47% 9/22/27 (c)	3,080,000	2,818,540
2.083% 4/22/26 (c)	500,000	484,294
2.58% 4/22/32 (c)	3,000,000	2,518,142
2.947% 2/24/28 (c)	3,318,000	3,115,489
3.54% 5/1/28 (c)	350,000	333,139
4.851% 7/25/28 (c)	3,750,000	3,701,143
5.571% 4/22/28 (c)	1,160,000	1,167,262
KeyBank NA 4.15% 8/8/25	250,000	244,601
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5684% 5/23/25 (c)(d)	177,000	177,073
Lloyds Banking Group PLC 5.985% 8/7/27 (c)	901,000	905,426
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	750,000	745,243
1.64% 10/13/27 (c)	1,300,000	1,190,654
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	2,050,000	1,888,003
2.651% 5/22/26 (c)	500,000	485,857
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	1,062,000	1,051,023
5.882% 10/30/26	1,700,000	1,720,782
NatWest Group PLC 1.642% 6/14/27 (c)	3,300,000	3,047,214
NatWest Markets PLC 5.416% 5/17/27 (b)	1,800,000	1,798,103
PNC Financial Services Group, Inc. 5.354% 12/2/28 (c)	1,020,000	1,018,524
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	773,000	708,708
6.124% 5/31/27 (c)	441,000	442,576
Societe Generale:
2.226% 1/21/26 (b)(c)	2,500,000	2,439,169
2.797% 1/19/28 (b)(c)	950,000	877,863
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	686,661
1.474% 7/8/25	2,500,000	2,392,252
2.696% 7/16/24	500,000	498,217
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	59,977
Truist Financial Corp. 4.26% 7/28/26 (c)	2,960,000	2,910,972
Wells Fargo & Co.:
2.164% 2/11/26 (c)	750,000	731,713
2.188% 4/30/26 (c)	2,676,000	2,591,755
3.526% 3/24/28 (c)	3,288,000	3,126,262
4.808% 7/25/28 (c)	1,250,000	1,227,751
Wells Fargo Bank NA 5.254% 12/11/26	1,800,000	1,800,888
		90,830,613
Capital Markets - 4.5%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	585,524
1.73% 10/2/26 (b)	573,000	524,082
5.516% 3/25/27 (b)	2,000,000	1,995,672
5.583% 1/9/29 (b)	505,000	504,652
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	710,228
2.311% 11/16/27 (c)	3,300,000	3,032,704
Goldman Sachs Group, Inc.:
2.64% 2/24/28 (c)	2,563,000	2,382,007
4.482% 8/23/28 (c)	2,500,000	2,436,212
Intercontinental Exchange, Inc.:
3.75% 9/21/28	125,000	118,583
4% 9/15/27	1,981,000	1,908,237
4.35% 6/15/29	2,500,000	2,408,725
Moody's Corp. 3.75% 3/24/25	750,000	739,449
Morgan Stanley:
2.188% 4/28/26 (c)	750,000	726,634
2.239% 7/21/32 (c)	2,750,000	2,230,042
3.591% 7/22/28 (c)	1,050,000	996,116
4.679% 7/17/26 (c)	1,842,000	1,821,458
S&P Global, Inc. 2.45% 3/1/27	2,814,000	2,622,012
UBS Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,205,690
2.593% 9/11/25 (b)(c)	2,500,000	2,477,365
3.091% 5/14/32 (b)(c)	250,000	213,036
4.703% 8/5/27 (b)(c)	2,500,000	2,451,450
6.373% 7/15/26 (b)(c)	300,000	301,467
		32,391,345
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	700,000	651,333
6.1% 1/15/27	2,500,000	2,536,104
American Express Co. 2.55% 3/4/27	54,000	50,320
Capital One Financial Corp.:
1.878% 11/2/27 (c)	3,400,000	3,106,592
4.985% 7/24/26 (c)	2,701,000	2,675,993
John Deere Capital Corp. 4.75% 6/8/26	804,000	799,038
		9,819,380
Financial Services - 0.4%
Corebridge Financial, Inc.:
3.5% 4/4/25	508,000	498,649
3.65% 4/5/27	2,762,000	2,637,559
		3,136,208
Insurance - 1.0%
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	489,528
1.4% 8/27/27 (b)	700,000	615,218
1.7% 11/12/26 (b)	799,000	727,910
MassMutual Global Funding II:
4.85% 1/17/29 (b)	2,100,000	2,071,428
5.1% 4/9/27 (b)	1,834,000	1,830,781
RGA Global Funding:
2% 11/30/26 (b)	30,000	27,528
5.448% 5/24/29 (b)	1,055,000	1,055,236
		6,817,629
TOTAL FINANCIALS		142,995,175
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 3/2/28	378,000	376,986
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	106,014
Humana, Inc. 3.7% 3/23/29	2,500,000	2,331,044
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	385,135
		2,822,193
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.:
4.9% 2/22/27	1,158,000	1,154,208
4.9% 2/22/29	846,000	840,771
		1,994,979
TOTAL HEALTH CARE		5,194,158
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
BAE Systems PLC:
5% 3/26/27 (b)	587,000	581,735
5.125% 3/26/29 (b)	546,000	541,607
RTX Corp.:
3.95% 8/16/25	116,000	113,942
5.75% 11/8/26	778,000	785,701
5.75% 1/15/29	366,000	375,476
The Boeing Co.:
5.04% 5/1/27	500,000	488,653
6.259% 5/1/27 (b)	150,000	150,995
		3,038,109
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	1,517,000	1,392,866
Machinery - 0.7%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	460,112
Ingersoll Rand, Inc.:
5.176% 6/15/29	2,100,000	2,095,310
5.197% 6/15/27	2,100,000	2,100,032
Parker Hannifin Corp. 4.25% 9/15/27	217,000	210,947
		4,866,401
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	2,530,000	2,327,093
3.25% 3/1/25	97,000	95,069
		2,422,162
TOTAL INDUSTRIALS		11,719,538
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
5.05% 4/5/27	298,000	297,281
5.05% 4/5/29	430,000	428,778
		726,059
Software - 0.4%
Roper Technologies, Inc.:
1% 9/15/25	2,076,000	1,960,412
1.75% 2/15/31	750,000	600,241
		2,560,653
TOTAL INFORMATION TECHNOLOGY		3,286,712
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Ventas Realty LP 2.65% 1/15/25	2,000,000	1,959,852
UTILITIES - 1.3%
Electric Utilities - 1.1%
Alabama Power Co. 3.05% 3/15/32	2,526,000	2,176,412
Duke Energy Corp. 4.3% 3/15/28	1,341,000	1,297,779
Eversource Energy 0.8% 8/15/25	43,000	40,518
Exelon Corp.:
2.75% 3/15/27	1,006,000	940,210
5.15% 3/15/29	381,000	379,010
Georgia Power Co. 4.65% 5/16/28	948,000	931,476
Southern Co.:
3.25% 7/1/26	500,000	479,989
5.5% 3/15/29	900,000	909,828
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	408,137
		7,563,359
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 3.25% 6/1/25	178,000	173,914
Multi-Utilities - 0.2%
NiSource, Inc. 0.95% 8/15/25	1,500,000	1,419,477
Sempra 3.3% 4/1/25	28,000	27,445
		1,446,922
TOTAL UTILITIES		9,184,195
TOTAL NONCONVERTIBLE BONDS (Cost $211,861,819)		210,185,540

U.S. Treasury Obligations - 52.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
2.75% 8/15/32	5,035,500	4,435,371
2.875% 4/30/29	4,117,800	3,822,155
3.375% 5/15/33	4,763,800	4,372,275
3.5% 4/30/28	16,363,500	15,738,190
3.625% 5/31/28	13,000,000	12,556,172
3.625% 3/31/30	5,000,000	4,774,023
3.75% 4/15/26	22,299,000	21,839,083
3.75% 12/31/28	2,533,400	2,452,054
3.875% 1/15/26	8,070,500	7,930,843
3.875% 11/30/27	15,500,000	15,131,270
4% 12/15/25	4,204,000	4,140,940
4% 2/29/28	10,368,800	10,158,589
4% 6/30/28	7,000,000	6,853,984
4% 1/31/29	14,000,000	13,693,203
4% 7/31/30	2,000,000	1,945,313
4% 2/15/34	4,000,000	3,845,625
4.125% 6/15/26	8,061,000	7,946,698
4.125% 10/31/27	50,177,900	49,380,146
4.125% 7/31/28	7,000,000	6,885,430
4.125% 3/31/29	16,200,000	15,925,359
4.25% 1/31/26	5,469,500	5,406,686
4.25% 2/28/29	18,000,000	17,799,609
4.375% 11/30/28	14,000,000	13,910,859
4.5% 7/15/26	24,000,000	23,835,000
4.5% 4/15/27	9,529,300	9,483,142
4.5% 11/15/33	1,978,200	1,978,509
4.625% 3/15/26	2,155,800	2,144,432
4.625% 9/15/26	10,000,000	9,960,938
4.625% 4/30/29	17,724,500	17,810,353
4.625% 4/30/31	1,250,000	1,259,180
4.875% 4/30/26	16,157,700	16,152,020
4.875% 10/31/28	32,595,500	33,015,676
4.875% 10/31/30	3,000,000	3,059,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $374,555,952)		369,642,658

U.S. Government Agency - Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.4%
2% 2/1/28 to 3/1/32	1,335,209	1,226,441
2.5% 1/1/28 to 11/1/36	1,711,149	1,588,804
3% 2/1/31 to 12/1/36	5,028,756	4,637,558
3.5% 12/1/28 to 2/1/33	701,178	671,639
1.5% 1/1/32	2,018,558	1,820,272
TOTAL FANNIE MAE		9,944,714
Freddie Mac - 0.5%
2.5% 1/1/28 to 3/1/32	1,989,005	1,859,499
3% 12/1/30 to 10/1/35	1,794,134	1,686,666
TOTAL FREDDIE MAC		3,546,165
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,839,225)		13,490,879

Asset-Backed Securities - 12.6%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust 20 Series 2024-1 Class A3, 5.08% 12/15/28	321,000	319,147
American Express Credit Account Master Trust:
Series 2022-4 Class A, 4.95% 10/15/27	1,122,000	1,114,904
Series 2023-1 Class A, 4.87% 5/15/28	1,003,000	996,761
Series 2023-3 Class A, 5.23% 9/15/28	4,516,000	4,516,929
Series 2024-1 Class A, 5.23% 4/16/29	1,700,000	1,706,678
Bank of America Credit Card Master Trust:
Series 2022-A2, Class A2, 5% 4/15/28	1,294,000	1,291,334
Series 2023-A1 Class A1, 4.79% 5/15/28	729,000	722,994
Series 2023-A2 Class A2, 4.98% 11/15/28	3,529,000	3,513,905
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	272,000	272,106
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	126,000	125,536
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,603,000	1,593,512
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	1,612,000	1,625,890
Carmax 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,274,000	1,270,803
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,732,000	1,719,580
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	321,000	324,139
Carmax Auto Owner Trust 2024-1 Series 2024-1 Class A3, 4.92% 10/16/28	757,000	750,665
Carmax Auto Owner Trust 2024-2 Series 2024-2 Class A3, 5.5% 1/16/29	232,000	232,644
Chase Auto Owner Trust 2024-1 Series 2024-1A Class A3, 5.13% 5/25/29 (b)	300,000	298,508
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	560,000	549,898
Series 2023-A1 Class A, 5.16% 9/15/28	2,354,000	2,348,662
Series 2023-A2 Class A, 5.08% 9/15/30	2,135,000	2,142,460
Series 2024-A1 Class A, 4.6% 1/16/29 (c)	1,892,000	1,866,494
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	789,000	786,962
Citizens Auto Receivables Trus Series 2024-2:
Class A3, 5.33% 8/15/28 (b)	374,000	373,233
Class A4, 5.26% 4/15/31 (b)	2,500,000	2,501,133
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	764,000	759,638
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	1,091,000	1,091,221
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	827,000	831,644
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	507,000	507,005
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	578,000	577,764
Discover Card Execution Note Trust Series 2022-A4, Class A, 5.03% 10/15/27	1,613,000	1,604,149
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	146,000	146,456
Dllad 2024-1 LLC Series 2024-1A Class A3, 5.3% 7/20/29 (b)	105,000	104,885
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/26	1,684,000	1,689,532
Ford Credit Auto Owner Trust:
Series 2021-A Class A3, 0.3% 8/15/25	30,345	30,219
Series 2023-B Class A3, 5.23% 5/15/28	1,127,000	1,124,497
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,171,000	1,159,291
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,637,000	1,637,859
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	1,165,000	1,159,629
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	312,000	312,450
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	440,000	434,464
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	147,000	146,799
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	1,324,000	1,334,657
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,660,000	1,656,251
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	2,000,000	1,990,517
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	1,195,000	1,202,950
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	1,661	1,655
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	1,943,000	1,935,515
Hyundai Auto Lease Securitizat:
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,391,000	1,395,941
Series 2024-B Class A3, 5.41% 5/17/27 (b)	581,000	581,838
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	533,000	527,649
Series 2023-B Class A3, 5.48% 4/17/28	314,000	314,401
Series 2023-C Class A3, 5.54% 10/16/28	994,000	997,719
Hyundai Auto Receivables Trust 20 Series 2024-A Class A3, 4.99% 2/15/29	334,000	331,909
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	370,000	369,683
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	759,000	767,261
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	901,000	907,840
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	589,000	584,515
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	721,000	724,797
Sbna Auto Lease Trust 2024-B Series 2024-B Class A3, 5.56% 11/22/27 (b)	331,000	330,851
Sfs Auto Receivables Securitiz Series 2024-2A Class A3, 5.33% 11/20/29 (b)	189,000	188,737
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	585,000	579,214
Tesla 2024-A A3 Series 2024-A Class A3, 5.3% 6/21/27 (b)	740,000	737,453
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	808,000	806,041
Toyota Auto Loan Extended Note Series 2022-1A Class A, 3.82% 4/25/35 (b)	2,500,000	2,403,503
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	985,000	990,468
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,515,000	1,519,368
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	1,697,000	1,698,711
Verizon Master Trust:
Series 2021-2 Class A, 0.99% 4/20/28	90,000	88,383
Series 2023 2 Class A, 4.89% 4/13/28	1,342,000	1,334,267
Series 2023-4 Class A1A, 5.16% 6/20/29	1,806,000	1,801,013
Series 2023-5 Class A1A, 5.61% 9/8/28	1,480,000	1,482,635
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,997,000	2,004,509
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	823,000	817,354
Series 2023-2 Class A3, 5.48% 12/20/28	4,151,000	4,169,044
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	1,723,000	1,714,602
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	181,000	180,230
Series 2023-D Class A3, 5.79% 2/15/29	1,089,000	1,098,026
Series 2024-A Class A3, 4.86% 3/15/29	1,962,000	1,948,143
Series 2024-B Class A3, 5.27% 9/17/29	863,000	861,495
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	753,000	751,553
TOTAL ASSET-BACKED SECURITIES (Cost $89,537,254)		89,413,077

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 0.7%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/52	401,163	366,152
Freddie Mac:
Series 2020-5000 Class BA, 2% 4/25/45	583,953	514,630
Series 2022-5236:
Class HP, 4.5% 12/25/42	2,419,175	2,346,913
Class P, 5% 4/25/48	1,540,542	1,509,214
Series 2022-5266 Class CD, 4.5% 10/25/44	322,921	312,481

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,116,165)		5,049,390

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
BANK sequential payer Series 2017-BNK9 Class ASB, 3.47% 11/15/54	2,377,199	2,294,431
BX Commercial Mortgage Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(c)(d)	94,318	93,909
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0674% 10/15/26 (b)(c)(d)	93,847	92,909
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(c)(d)	100,000	99,000
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(c)(d)	79,073	78,877
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(c)(d)	16,752	16,826
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	440,457	423,793
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	5,239	5,224
DBGS Mortgage Trust sequential payer Series 2018-C1 Class ASB, 4.302% 10/15/51	3,065,050	2,991,978
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(c)(d)	769,105	762,856
GS Mortgage Securities Trust sequential payer:
Series 2015-GC32 Class AAB, 3.513% 7/10/48	119,692	118,320
Series 2016-GS2 Class AAB, 2.922% 5/10/49	362,969	354,303
Series 2017-GS7 Class AAB, 3.203% 8/10/50	1,691,966	1,637,086
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2019-COR4 Class ASB, 3.9381% 3/10/52	926,485	894,632
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(c)(d)	445,000	437,213
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class ASB, 2.624% 2/15/53	1,600,000	1,474,692
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(c)(d)	191,373	190,662
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	86,360	85,607
Series 2019-C50 Class ASB, 3.635% 5/15/52	983,734	944,214
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	1,600,000	1,478,968
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,424,931)		14,475,500

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $4,719,716)	4,718,772	4,719,716

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $714,055,062)	706,976,760
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,160,855
NET ASSETS - 100.0%	711,137,615

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,547,115 or 9.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,051,408	137,356,412	140,688,284	153,598	180	-	4,719,716	0.0%
Total	8,051,408	137,356,412	140,688,284	153,598	180	-	4,719,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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